SUPPLEMENT TO THE
FIDELITY MUNICIPAL BOND
PORTFOLIO
PROSPECTUS
DATED FEBRUARY 19, 1995
The following information
replaces the similar information
found in the Charter section
beginning on page 9.
   George Fischer is manager of
Municipal Bond, which he has
managed since October 1995.
He also manages Spartan Bond
Strategist, Insured Tax-Free,
and various trust accounts. Mr.
Fischer joined Fidelity in 1989,
after receiving an M.B.A. from
the University of Pennsylvania.
The following information
replaces the similar information
found in the section entitled
"Investment Principles and
Risks" on page 10.
Although the fund can invest in
securities of any maturity, it
generally invests in medium
and long-term bonds and
maintains a dollar-weighted
average maturity of 10 years or
longer.



SUPPLEMENT TO THE
FIDELITY MUNICIPAL BOND
PORTFOLIO
PROSPECTUS
DATED FEBRUARY 19, 1995
The following information
replaces the similar information
found in the Charter section
beginning on page 9.
   George Fischer is manager of
Municipal Bond, which he has
managed since October 1995.
He also manages Spartan Bond
Strategist, Insured Tax-Free,
and various trust accounts. Mr.
Fischer joined Fidelity in 1989,
after receiving an M.B.A. from
the University of Pennsylvania.
The following information
replaces the similar information
found in the section entitled
"Investment Principles and
Risks" on page 10.
Although the fund can invest in
securities of any maturity, it
generally invests in medium
and long-term bonds and
maintains a dollar-weighted
average maturity of 10 years or
longer.



   MUN-95-3     October 1, 1995
   MUN-95-3     October 1, 1995

SUPPLEMENT TO THE
FIDELITY MUNICIPAL BOND
PORTFOLIO
PROSPECTUS
DATED FEBRUARY 19, 1995
The following information
replaces the similar information
found in the Charter section
beginning on page 9.
   George Fischer is manager of
Municipal Bond, which he has
managed since October 1995.
He also manages Spartan Bond
Strategist, Insured Tax-Free,
and various trust accounts. Mr.
Fischer joined Fidelity in 1989,
after receiving an M.B.A. from
the University of Pennsylvania.
The following information
replaces the similar information
found in the section entitled
"Investment Principles and
Risks" on page 10.
Although the fund can invest in
securities of any maturity, it
generally invests in medium
and long-term bonds and
maintains a dollar-weighted
average maturity of 10 years or
longer.



SUPPLEMENT TO THE
FIDELITY MUNICIPAL BOND
PORTFOLIO
PROSPECTUS
DATED FEBRUARY 19, 1995
The following information
replaces the similar information
found in the Charter section
beginning on page 9.
   George Fischer is manager of
Municipal Bond, which he has
managed since October 1995.
He also manages Spartan Bond
Strategist, Insured Tax-Free,
and various trust accounts. Mr.
Fischer joined Fidelity in 1989,
after receiving an M.B.A. from
the University of Pennsylvania.
The following information
replaces the similar information
found in the section entitled
"Investment Principles and
Risks" on page 10.
Although the fund can invest in
securities of any maturity, it
generally invests in medium
and long-term bonds and
maintains a dollar-weighted
average maturity of 10 years or
longer.



   MUN-95-3     October 1, 1995
   MUN-95-3     October 1, 1995